Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade and Other Accounts Receivable, net
Gross trade accounts receivable	$ 3,570,888	$ 3,085,758
Allowance for contractual discounts	1,826,881	1,619,488
Allowance for uncompensated care	993,881	841,754
Net trade accounts receivable	750,126	624,516
Other receivables, net	358	628
Net accounts receivable	750,484	625,144	525,722
Period after which look-back analysis is performed to review and adjust overage or deficit in accounts receivable allowances	15 months
EmCare
Trade and Other Accounts Receivable, net
Provision for uncompensated care associated with fee for service charges as a percentage of outstanding self-pay receivables		97.00%
Allowance for contractual discounts		1,406,574	1,037,955
Allowance for uncompensated care		657,297	484,059
Net accounts receivable		375,572	265,667
AMR
Trade and Other Accounts Receivable, net
Provision for uncompensated care associated with fee for service charges as a percentage of outstanding self-pay receivables		93.00%
Allowance for contractual discounts		212,914	216,497
Allowance for uncompensated care		184,457	171,360
Net accounts receivable		$ 248,944	$ 259,695